Note 15 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Note 15 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share [Line Items]
Net income for purposes of calculating basic and diluted earnings per share (in Dollars)	$ 20,562	$ 15,059	$ 9,612
Weighted average shares outstanding	75,595	70,559	62,841
Weighted average common and common equivalent shares outstanding	76,409	71,584	64,370
Earnings per share
Basic (in Dollars per share)	$ 0.27	$ 0.21	$ 0.15
Diluted (in Dollars per share)	$ 0.27	$ 0.21	$ 0.15
Employee Stock Option [Member]
Note 15 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share [Line Items]
Dilutive effect of share based payment awards	452	665	1,258
Restricted Stock Units (RSUs) [Member]
Note 15 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share [Line Items]
Dilutive effect of share based payment awards	362	360	271